ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Components of accounts receivable, net are as follows:

	December 31,
	2018	2017
Hotel	$1,420	$1,415
Other	1,252	1,518

Sub-total	2,672	2,933
Less: allowances for doubtful debts	(960)	(588)

	$1,712	$2,345

During the years ended December 31, 2018, 2017 and 2016, the Group has made additional provision for doubtful debts of $376, $33 and $588, respectively, and nil, $33 and nil were written off during the years ended December 31, 2018, 2017 and 2016, respectively.